Defined Benefit Plans - Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon United Kingdom [member] - EUR (€)	Dec. 31, 2017	Dec. 31, 2016
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (44)	€ (51)
Decrease in actuarial assumptions	50	58
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(299)	(371)
Decrease in actuarial assumptions	412	513
Finance actuarial assumption on price inflation by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	169	213
Decrease in actuarial assumptions	€ (248)	€ (289)